Investment in joint venture (Details Narrative)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of joint ventures [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities				₨ 3,500,000
Adventure and Nature Network Private Limited [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%
Joint venture contingent liabilities		₨ 4,458,000	₨ 4,278,000
Capital commitments of joint venture		0	₨ 0
Joint ventures [member]
Disclosure of joint ventures [line items]
Cumulative loss on carrying value		47,400
Receivable joint ventures		72,719
Reversal Impairment loss		47,400
Reversal of impairment loss recognised in profit or loss		47,400
Impairment loss recognised in other comprehensive income		₨ 5,784